Receivables - Aging analysis (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Receivables [Line Items]
Current trade receivables	€ 3,339	€ 3,513
Current
Receivables [Line Items]
Current trade receivables	3,077	3,154
Overdue 1-30 days
Receivables [Line Items]
Current trade receivables	54	141
Overdue 31-180 days
Receivables [Line Items]
Current trade receivables	171	194
Overdue more than 180 days
Receivables [Line Items]
Current trade receivables	€ 37	€ 24